Stock-Based Compensation (Details) - USD ($)											12 Months Ended
	Nov. 24, 2025	Oct. 29, 2025	Jul. 03, 2025	Mar. 27, 2025	Feb. 19, 2025	Jan. 22, 2025	Dec. 11, 2024	Oct. 09, 2024	Jul. 30, 2024	Sep. 20, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 26, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares reserved for issuance											3,110,156
Ordinary shares available for grant							15,131				1,137,111			18,158
Options granted		75,000				69,603
Exercise price of options (in Dollars per share)											$ 1.539	$ 1.275	$ 1.275
Exercisable period							5 years
Vesting period							2 years	2 years
Fair value of options granted (in Dollars)							$ 33,246	$ 24,287	$ 38,319	$ 307,429
Fair value of the grant (in Dollars per share)		$ 108,750	$ 1,764,411			$ 195,491
Intrinsic value of options (in Dollars)											$ 0
Unrecognized compensation cost (in Dollars)											$ 257,879
Weighted-average period											3 years 4 months 24 days
Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares available for grant				15,131
Exercise price of options (in Dollars per share)	$ 1.414
Share-Based Payment Arrangement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of unvested options											439,832
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted			100,000	587,286	1,560,165
Second Anniversary Vesting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price of options (in Dollars per share)						1.275
Second Anniversary Vesting [Member] | Share-Based Payment Arrangement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based granted vesting options, percentage										6.25%
Remainning Two year Vesting Period [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price of options (in Dollars per share)						1.275
Share based granted vesting options, percentage							50.00%	50.00%	50.00%
Remainning Two year Vesting Period [Member] | Share-Based Payment Arrangement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based granted vesting options, percentage							6.25%	6.25%	6.25%
Board of Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares available for grant	36,315
Options granted							36,315	78,682	112,807	366,172
Exercise price of options (in Dollars per share)						1.275	$ 1.275	$ 1.275	$ 1.275
Exercisable period								5 years	5 years	5 years
Vesting period							2 years			4 years
Board of Directors [Member] | Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price of options (in Dollars per share)										$ 1.275
Board of Directors [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost (in Dollars)											$ 486,642
Board of Directors [Member] | Second Anniversary Vesting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based granted vesting options, percentage										50.00%
Board of Directors [Member] | Remainning Two year Vesting Period [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price of options (in Dollars per share)						$ 1.96
Share based granted vesting options, percentage						6.25%
Board of Directors [Member] | Remainning Two year Vesting Period [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based granted vesting options, percentage						50.00%
Chief Executive Officer [Member] | Second Anniversary Vesting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares available for grant			60,524
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average remaining contractual life											3 years 4 months 24 days
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average remaining contractual life											2 years 18 days